Membership Interests (Schedule Of Changes To Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ (139)
Balance at end of period	(151)	$ (139)
Cash Flow Hedges - Interest Rate Swap [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(16)	(18)
Defined benefit pension plans
Cash flow hedges — net decrease in fair value of derivatives (net of tax benefit of $6)	2	2
Amounts reclassified from AOCI to capital account	(4)
Balance at end of period	(18)	(16)
Defined Benefit Pension and OPEB Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(148)	(83)
Defined benefit pension plans	27	(65)
Cash flow hedges — net decrease in fair value of derivatives (net of tax benefit of $6)
Amounts reclassified from AOCI to capital account
Balance at end of period	(121)	(148)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(164)	(101)
Defined benefit pension plans	27	(65)
Cash flow hedges — net decrease in fair value of derivatives (net of tax benefit of $6)	2	2
Amounts reclassified from AOCI to capital account	(4)
Balance at end of period	$ (139)	$ (164)